CTIVP® – BlackRock Global Inflation-Linked Securities Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.1%
Foundation Finance Trust(a)
Series 2025-3A Class A
08/15/2052	4.560%	87,316	86,795
Total Asset-Backed Securities — Non-Agency (Cost $87,313)			86,795

Commercial Mortgage-Backed Securities - Non-Agency 2.5%

Cayman Islands 0.1%
AREIT Ltd.(a),(b)
Series 2024-CRE9 Class A
1-month Term SOFR + 1.686% Floor 1.687% 05/17/2041	5.359%	34,273	34,276
CONE Trust(a),(b)
Series 2024-DFW1 Class A
1-month Term SOFR + 1.642% Floor 1.642% 08/15/2041	5.322%	10,000	9,928
Total			44,204
United States 2.4%
AMSR Trust(a)
Subordinated Series 2022-SFR3 Class D
10/17/2039	4.000%	155,000	151,377
ARES Commercial Mortgage Trust(a),(b)
Series 2026-GCP Class A
1-month Term SOFR + 1.250% Floor 1.250% 02/15/2043	4.923%	100,000	99,719
BX Commercial Mortgage Trust(a),(b)
Series 2024-MF Class A
1-month Term SOFR + 1.442% Floor 1.442% 02/15/2039	5.114%	88,546	88,518
BX Trust(a),(c)
Series 2025-ARIA Class A
12/13/2042	5.120%	100,000	100,283
BX Trust(a),(b)
Series 2025-OMG Class A
1-month Term SOFR + 1.350% Floor 1.350% 10/15/2027	5.023%	44,000	43,873
CIP Commercial Mortgage Trust(a),(b)
Series 2025-SBAY Class A
1-month Term SOFR + 1.400% Floor 1.400% 10/15/2037	5.073%	100,000	100,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust(a),(b)
Series 2024-WCL1 Class A
1-month Term SOFR + 1.841% Floor 1.841% 06/15/2041	5.514%	30,000	29,878
CRSNT Trust(a),(b)
Series 2026-MOON Class A
1-month Term SOFR + 1.400% Floor 1.350% 02/15/2031	5.073%	100,000	99,562
DBC Mortgage Trust(a),(b)
Series 2025-DBC Class A
1-month Term SOFR + 1.350% Floor 1.350% 06/15/2038	5.023%	100,000	99,812
DBGS(a),(b)
Series 2024-SBL Class A
1-month Term SOFR + 1.882% Floor 1.882% 08/15/2034	5.555%	100,000	99,875
DGWD Trust(a),(b)
Series 2025-INFL Class A
1-month Term SOFR + 1.600% Floor 1.600% 08/15/2035	5.280%	100,000	100,079
FS(a),(b)
Series 2026-ORL Class A
1-month Term SOFR + 1.350% Floor 1.350% 02/15/2041	5.020%	100,000	99,812
LQR Trust(b)
Series 2025-CALI Class A
1-month Term SOFR + 1.600% Floor 1.600% 01/15/2043	5.273%	25,000	24,989
Progress Residential Trust(a)
Series 2026-SFR1 Class D
02/17/2043	4.000%	100,000	93,394
Subordinated Series 2022-SFR7 Class D
10/27/2039	5.500%	200,000	198,962
UNIV Trust(a),(b)
Series 2025-APTS Class A
1-month Term SOFR + 1.650% Floor 1.650% 11/15/2030	5.330%	100,000	99,813
Total			1,529,946
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,562,147)			1,574,150

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Foreign Government Obligations(d),(e) 0.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.3%
Mexican Bonos
04/15/2032	8.000%	MXN	3,481,000	185,183
Total Foreign Government Obligations (Cost $197,848)				185,183

Inflation-Indexed Bonds(d) 92.2%

Australia 1.7%
Australia Government Bond(a)
11/21/2027	0.750%	AUD	201,700	138,307
09/20/2030	2.500%	AUD	211,377	149,849
11/21/2032	0.250%	AUD	622,300	376,255
08/21/2035	2.000%	AUD	386,051	253,273
08/21/2040	1.250%	AUD	181,846	101,633
02/21/2050	1.000%	AUD	127,661	57,122
Total				1,076,439
Canada 1.3%
Canadian Government Real Return Bond
12/01/2031	4.000%	CAD	207,644	174,294
12/01/2036	3.000%	CAD	192,248	159,820
12/01/2041	2.000%	CAD	178,027	133,310
12/01/2044	1.500%	CAD	221,238	152,305
12/01/2047	1.250%	CAD	194,053	125,309
12/01/2050	0.500%	CAD	184,086	97,436
12/01/2054	0.250%	CAD	41,348	19,496
Total				861,970
Denmark 0.3%
Denmark Inflation-Linked Government Bond(a)
11/15/2030	0.100%	DKK	864,692	131,851
Denmark Inflation-Linked Government Bond
11/15/2034	0.100%	DKK	279,508	40,296
Total				172,147
France 9.7%
France Government Bond OAT(a)
07/25/2027	1.850%	EUR	669,820	806,570
07/25/2029	3.400%	EUR	283,902	355,878
07/25/2030	0.700%	EUR	397,516	465,170
07/25/2032	3.150%	EUR	442,680	584,300
07/25/2047	0.100%	EUR	185,056	145,148
French Republic Government Bond OAT(a)
03/01/2028	0.100%	EUR	393,598	450,473
03/01/2029	0.100%	EUR	559,991	645,877
07/25/2031	0.100%	EUR	335,662	376,183
03/01/2032	0.100%	EUR	206,336	221,465
07/25/2034	0.600%	EUR	266,172	293,063
03/01/2036	0.100%	EUR	285,755	280,660
07/25/2036	0.100%	EUR	440,205	442,934
07/25/2038	0.100%	EUR	197,743	189,671
03/01/2039	0.550%	EUR	115,721	113,111
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
07/25/2040	1.800%	EUR	470,106	549,380
07/25/2043	0.950%	EUR	146,061	146,514
07/25/2053	0.100%	EUR	263,657	185,024
Total				6,251,421
Germany 1.9%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(a)
04/15/2030	0.500%	EUR	536,230	626,867
Deutsche Bundesrepublik Inflation-Linked Bond(a)
04/15/2033	0.100%	EUR	239,136	267,387
04/15/2046	0.100%	EUR	350,563	323,871
Total				1,218,125
Italy 6.9%
Italy Buoni Poliennali Del Tesoro(a)
05/15/2028	1.300%	EUR	417,592	496,361
05/15/2029	1.500%	EUR	429,628	513,682
08/15/2031	1.100%	EUR	115,077	134,608
09/15/2032	1.250%	EUR	401,091	470,004
05/15/2033	0.100%	EUR	445,762	472,951
09/15/2035	2.350%	EUR	305,732	380,791
05/15/2036	1.800%	EUR	294,838	342,836
05/15/2039	2.400%	EUR	184,660	223,575
09/15/2041	2.550%	EUR	472,376	587,991
05/15/2051	0.150%	EUR	153,268	106,257
05/15/2056	2.550%	EUR	167,619	198,793
Italy Buoni Poliennali Del Tesoro
05/15/2030	0.400%	EUR	451,720	517,102
Total				4,444,951
Japan 1.5%
Japanese Government CPI-Linked Bond
03/10/2028	0.100%	JPY	21,384,436	135,215
03/10/2029	0.100%	JPY	48,460,269	304,432
03/10/2031	0.005%	JPY	18,580,708	117,765
03/10/2032	0.005%	JPY	15,801,165	99,490
03/10/2033	0.005%	JPY	16,901,207	105,440
03/10/2034	0.005%	JPY	23,171,280	140,832
03/10/2035	0.005%	JPY	9,509,157	57,299
Total				960,473
New Zealand 0.4%
New Zealand Government Inflation-Linked Bond(a)
09/20/2030	3.000%	NZD	123,922	75,442
09/20/2035	2.500%	NZD	214,231	124,218
09/20/2050	3.250%	NZD	40,647	23,909
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	138,193	76,069
Total				299,638
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 3.2%
Spain Government Inflation-Linked Bond(a)
11/30/2027	0.650%	EUR	420,585	497,474
11/30/2030	1.000%	EUR	504,399	597,795
11/30/2033	0.700%	EUR	513,614	581,115
11/30/2036	1.150%	EUR	154,928	176,495
11/30/2039	2.050%	EUR	150,805	185,935
Total				2,038,814
Sweden 0.5%
Sweden Inflation-Linked Bond
12/01/2028	3.500%	SEK	1,437,373	160,624
Sweden Inflation-Linked Bond(a)
06/01/2030	0.125%	SEK	447,882	45,365
06/01/2032	0.125%	SEK	801,257	79,655
06/01/2039	0.125%	SEK	306,510	28,013
Total				313,657
United Kingdom 21.0%
United Kingdom Gilt Inflation-Linked Bond(a)
11/22/2027	1.250%	GBP	565,415	776,084
08/10/2028	0.125%	GBP	502,116	674,205
03/22/2029	0.125%	GBP	487,843	647,876
07/22/2030	4.125%	GBP	286,265	434,685
08/10/2031	0.125%	GBP	394,491	511,359
11/22/2032	1.250%	GBP	533,426	724,762
03/22/2034	0.750%	GBP	472,500	607,138
01/26/2035	2.000%	GBP	411,093	565,720
11/22/2036	0.125%	GBP	23,444	26,862
11/22/2037	1.125%	GBP	482,273	606,353
03/22/2039	0.125%	GBP	527,300	563,564
03/22/2040	0.625%	GBP	516,158	580,186
08/10/2041	0.125%	GBP	348,274	352,677
11/22/2042	0.625%	GBP	449,506	482,838
03/22/2044	0.125%	GBP	519,687	489,337
03/22/2046	0.125%	GBP	400,426	358,889
11/22/2047	0.750%	GBP	438,329	443,661
08/10/2048	0.125%	GBP	332,759	283,414
03/22/2050	0.500%	GBP	490,088	447,785
03/22/2051	0.125%	GBP	283,267	228,749
03/22/2052	0.250%	GBP	411,353	339,779
11/22/2055	1.250%	GBP	405,976	434,548
11/22/2056	0.125%	GBP	209,887	155,132
03/22/2058	0.125%	GBP	328,757	237,399
03/22/2062	0.375%	GBP	413,587	316,139
11/22/2065	0.125%	GBP	238,752	156,052
03/22/2068	0.125%	GBP	391,711	251,066
03/22/2073	0.125%	GBP	131,811	88,797
United Kingdom Inflation-Linked Gilt(a)
11/22/2033	0.750%	GBP	360,284	466,428
09/22/2035	1.125%	GBP	327,506	425,972
09/22/2038	1.750%	GBP	45,996	61,311
03/22/2045	0.625%	GBP	301,501	308,556
09/22/2049	1.875%	GBP	98,501	124,480
Inflation-Indexed Bonds(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
11/22/2054	1.250%	GBP	300,574	322,451
Total				13,494,254
United States 43.8%
U.S. Treasury Inflation-Indexed Bond
04/15/2027	0.125%		743,014	738,864
10/15/2027	1.625%		483,111	490,773
01/15/2028	0.500%		268,861	266,771
04/15/2028	1.250%		900,019	903,534
04/15/2028	3.625%		665,628	699,923
07/15/2028	0.750%		478,128	476,765
01/15/2029	0.875%		154,573	153,450
01/15/2029	2.500%		397,667	412,470
04/15/2029	2.125%		872,786	896,004
04/15/2029	3.875%		741,937	800,249
07/15/2029	0.250%		960,013	933,612
10/15/2029	1.625%		854,853	868,210
01/15/2030	0.125%		834,359	798,410
04/15/2030	1.625%		1,132,099	1,143,464
07/15/2030	0.125%		1,014,864	965,865
10/15/2030	1.125%		1,035,850	1,026,340
01/15/2031	0.125%		261,135	245,477
07/15/2031	0.125%		1,086,109	1,014,579
01/15/2032	0.125%		821,338	755,856
04/15/2032	3.375%		139,263	153,641
07/15/2032	0.625%		1,035,482	977,034
01/15/2033	1.125%		1,010,007	972,921
07/15/2033	1.375%		937,072	916,062
01/15/2034	1.750%		811,041	807,525
07/15/2034	1.875%		1,066,610	1,071,443
01/15/2036	1.875%		1,091,232	1,078,027
02/15/2040	2.125%		433,388	423,975
02/15/2041	2.125%		675,780	653,421
02/15/2042	0.750%		610,314	469,894
02/15/2043	0.625%		622,464	458,143
02/15/2044	1.375%		614,055	506,979
02/15/2045	0.750%		600,831	431,096
02/15/2046	1.000%		404,944	300,054
02/15/2047	0.875%		491,878	348,641
02/15/2048	1.000%		461,636	331,116
02/15/2049	1.000%		374,840	265,023
02/15/2050	0.250%		366,879	207,530
02/15/2051	0.125%		424,755	225,270
02/15/2052	0.125%		436,766	226,366
02/15/2053	1.500%		410,321	314,377
02/15/2054	2.125%		344,429	303,218
02/15/2055	2.375%		345,301	320,537
02/15/2056	2.375%		175,628	162,840
U.S. Treasury Inflation-Indexed Bond(f)
01/15/2035	2.125%		1,339,819	1,361,957
07/15/2035	1.875%		1,326,951	1,320,731
Total				28,198,437
Total Inflation-Indexed Bonds (Cost $64,212,601)				59,330,326

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.2%
Fannie Mae REMICS(b)
CMO Series 2024-88 Class FC
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 12/25/2054	5.062%	24,571	24,758
CMO Series 2025-13 Class FB
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.962%	70,186	70,659
CMO Series 2025-2 Class FG
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 02/25/2055	5.112%	41,142	41,503
CMO Series 2025-35 Class FJ
30-day Average SOFR + 1.600% Floor 1.600%, Cap 6.500% 05/25/2055	5.262%	54,192	54,886
Freddie Mac REMICS(b)
CMO Series 5471L Class FM
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 11/25/2054	5.062%	155,718	156,712
CMO Series 5478 Class FD
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2054	5.062%	19,597	19,747
CMO Series 5482 Class FB
30-day Average SOFR + 1.500% Floor 1.500%, Cap 6.500% 12/25/2054	5.162%	34,370	34,740
CMO Series 5500 Class DF
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 10/25/2054	5.012%	24,782	24,971
CMO Series 5508B Class FE
30-day Average SOFR + 1.600% Floor 1.600%, Cap 6.500% 02/25/2055	5.262%	26,549	26,853
Uniform Mortgage-Backed Security TBA(g)
04/13/2056	5.000%	310,000	305,699
Total			760,528
Total Residential Mortgage-Backed Securities - Agency (Cost $762,645)			760,528

Residential Mortgage-Backed Securities - Non-Agency 1.6%

United States 1.6%
ACRA Trust(a),(h)
CMO Series 2024-NQM1 Class A1
10/25/2064	5.608%	110,397	110,769
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(c)
CMO Series 2025-H1 Class A1
02/25/2070	5.735%	72,049	72,455
CSMC Trust(a),(c)
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	196,486	195,951
EFMT(a),(h)
CMO Series 2025-NQM6 Class A1A
12/25/2070	5.001%	97,245	96,767
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2021-3 Class A1
09/25/2066	1.241%	99,272	82,866
MFA Trust(a),(h)
CMO Series 2025-NQM3 Class A1
08/25/2070	5.261%	96,530	96,482
PRKCM Trust(a),(c)
CMO Series 2022-AFC2 Class A1
08/25/2057	5.335%	61,208	61,057
SG Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
07/25/2061	1.160%	123,511	103,944
CMO Series 2025-1 Class A1
12/25/2065	5.098%	98,862	98,505
Verus Securitization Trust(a),(h)
CMO Series 2025-12 Class A1LC
12/25/2070	5.110%	100,000	99,120
Total			1,017,916
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,005,168)			1,017,916

U.S. Treasury Obligations 1.1%

United States 1.1%
U.S. Treasury
02/15/2032	1.875%	332,500	294,860
11/15/2033	4.500%	250,000	255,195
02/15/2046	2.500%	170,000	117,247
11/15/2055	4.625%	50,000	47,758
Total			715,060
Total U.S. Treasury Obligations (Cost $717,968)			715,060

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,787)	438
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(i),(j)	469,516	469,329
Total Money Market Funds (Cost $469,325)		469,329
Total Investments in Securities (Cost $69,016,802)		64,139,725
Other Assets & Liabilities, Net		212,298
Net Assets		$64,352,023
At March 31, 2026, securities and/or cash totaling $320,904 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,098,000 DKK	173,771 USD	Citi	04/01/2026	3,938	—
140,000 AUD	99,555 USD	Citi	04/02/2026	2,962	—
11,962,000 EUR	14,143,761 USD	Citi	04/02/2026	317,483	—
2,997,000 SEK	331,850 USD	Citi	04/02/2026	15,265	—
1,085,909 USD	1,583,000 AUD	Citi	04/02/2026	6,282	—
890,818 USD	1,240,000 CAD	Citi	04/02/2026	563	—
13,929,663 USD	12,128,000 EUR	Citi	04/02/2026	88,486	—
180,166 USD	135,000 GBP	Citi	04/02/2026	—	(1,480)
315,672 USD	2,997,000 SEK	Citi	04/02/2026	913	—
1,583,000 AUD	1,085,493 USD	Citi	05/04/2026	—	(6,253)
1,240,000 CAD	892,050 USD	Citi	05/04/2026	—	(585)
12,247,000 EUR	14,088,494 USD	Citi	05/04/2026	—	(89,996)
2,997,000 SEK	316,190 USD	Citi	05/04/2026	—	(951)
96,000 GBP	126,688 USD	Citi	05/05/2026	—	(372)
8,936,000 MXN	498,224 USD	Citi	06/17/2026	2,966	—
356,180 USD	6,496,000 MXN	Citi	06/17/2026	3,846	—
152,161 USD	2,735,697 MXN	Citi	06/17/2026	—	(541)
169,160 USD	1,098,000 DKK	Deutsche Bank	04/01/2026	672	—
1,444,855 AUD	1,028,116 USD	Deutsche Bank	04/02/2026	31,238	—
1,240,196 CAD	908,103 USD	Deutsche Bank	04/02/2026	16,581	—
256,129 EUR	301,465 USD	Deutsche Bank	04/02/2026	5,418	—
10,698,527 GBP	14,480,572 USD	Deutsche Bank	04/02/2026	320,001	—
196,150,000 JPY	1,260,323 USD	Deutsche Bank	04/02/2026	24,382	—
526,733 NZD	315,753 USD	Deutsche Bank	04/02/2026	13,065	—
13,857,495 USD	10,474,000 GBP	Deutsche Bank	04/02/2026	5,892	—
1,205,441 USD	192,201,000 JPY	Deutsche Bank	04/02/2026	5,617	—
299,343 USD	523,000 NZD	Deutsche Bank	04/02/2026	1,199	—
1,098,000 DKK	169,484 USD	Deutsche Bank	05/04/2026	—	(661)
523,000 NZD	299,676 USD	Deutsche Bank	05/04/2026	—	(1,203)
19,365 USD	28,284 AUD	Deutsche Bank	05/04/2026	142	—
20,807 USD	28,995 CAD	Deutsche Bank	05/04/2026	65	—
180,637 USD	156,534 EUR	Deutsche Bank	05/04/2026	584	—
10,474,000 GBP	13,857,056 USD	Deutsche Bank	05/05/2026	—	(5,671)
537,175 USD	407,362 GBP	Deutsche Bank	05/05/2026	1,984	—
192,201,000 JPY	1,209,074 USD	Deutsche Bank	05/07/2026	—	(6,034)
251,571 USD	39,843,600 JPY	Deutsche Bank	05/07/2026	323	—
1,149,999 MXN	64,000 USD	Deutsche Bank	06/17/2026	264	—
2,834,676 MXN	158,000 USD	Deutsche Bank	06/22/2026	958	—
Total				871,089	(113,747)

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	4	03/2027	USD	963,650	—	(4,689)
3-Month SOFR	6	06/2027	USD	1,445,775	—	(6,084)
3-Month SOFR	11	09/2027	USD	2,652,238	—	(6,240)
3-Month SOFR	2	03/2028	USD	482,975	—	(1,128)
Australian 3-Year Bond	5	06/2026	AUD	518,275	—	(1,914)
Canadian Government 10-Year Bond	2	06/2026	CAD	240,020	560	—
Canadian Government 10-Year Bond	1	06/2026	CAD	120,010	—	(54)
Long Gilt	4	06/2026	GBP	351,160	—	(22,979)
U.S. Treasury 10-Year Note	2	06/2026	USD	222,094	1,841	—
U.S. Treasury 2-Year Note	6	06/2026	USD	1,244,672	1,121	—
U.S. Treasury 2-Year Note	2	06/2026	USD	414,891	722	—
U.S. Treasury 2-Year Note	7	06/2026	USD	1,452,117	—	(313)
U.S. Treasury 5-Year Note	7	06/2026	USD	757,258	945	—
Total					5,189	(43,401)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Buxl 30-Year	(1)	06/2026	EUR	(110,260)	—	(871)
U.S. Treasury Ultra 10-Year Note	(14)	06/2026	USD	(1,589,219)	19,727	—
U.S. Treasury Ultra Bond	(1)	06/2026	USD	(116,563)	—	(158)
Total					19,727	(1,029)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	1,430,000	1,430,000	3.00	06/08/2026	1,787	438

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive SOFR and pay exercise rate	Deutsche Bank	USD	(110,900)	(110,900)	3.20	12/16/2026	(776)	(653)
1-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(1,430,000)	(1,430,000)	2.50	06/08/2026	(662)	(128)
USD Call/MXN Put	Citi	USD	(71,000)	(71,000)	18.05	05/04/2026	(504)	(1,005)
Total							(1,942)	(1,786)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(55,450)	(55,450)	4.60	12/16/2026	(455)	(363)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(1,430,000)	(1,430,000)	3.50	06/08/2026	(1,390)	(4,231)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(2,600,000)	(2,600,000)	3.85	10/21/2026	(3,120)	(9,399)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(3,204,000)	(3,204,000)	4.30	09/20/2027	(8,907)	(11,955)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(600,000)	(600,000)	4.00	12/08/2027	(2,730)	(3,476)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay SOFR	Deutsche Bank	USD	(1,748,000)	(1,748,000)	4.50	12/16/2027	(4,405)	(6,067)
Total							(21,007)	(35,491)

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.410%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/24/2027	USD	1,613,000	(13,606)	—	—	—	(13,606)
Fixed rate of 2.420%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/26/2027	USD	806,500	(6,700)	—	—	—	(6,700)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/11/2027	USD	2,419,500	12,139	—	—	12,139	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.803%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	USD	925,000	(964)	—	—	—	(964)
Fixed rate of 3.429%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	120,243	(2,442)	—	—	—	(2,442)
Fixed rate of 3.304%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	125,154	(2,947)	—	—	—	(2,947)
Fixed rate of 3.284%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	122,700	(2,953)	—	—	—	(2,953)
Fixed rate of 3.317%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	245,163	(5,693)	—	—	—	(5,693)
Fixed rate of 3.230%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	(8,663)	—	—	—	(8,663)
Fixed rate of 3.204%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2027	GBP	340,000	(8,858)	—	—	—	(8,858)
Fixed rate of 3.255%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2027	GBP	204,740	(4,635)	—	—	—	(4,635)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.771%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	USD	180,000	431	—	—	431	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.924%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2027	USD	190,000	(419)	—	—	—	(419)
Fixed rate of 3.230%	SOFR	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/09/2027	USD	730,000	(2,715)	—	—	—	(2,715)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.584%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	620,000	4,765	—	—	4,765	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.585%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	200,000	1,528	—	—	1,528	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.749%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2028	USD	510,000	1,428	—	—	1,428	—

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.383%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/24/2028	USD	1,613,000	14,741	—	—	14,741	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.357%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/26/2028	USD	806,500	7,738	—	—	7,738	—
Fixed rate of 2.585%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/11/2028	USD	1,209,750	(6,339)	—	—	—	(6,339)
Fixed rate of 2.580%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/11/2028	USD	1,209,750	(6,454)	—	—	—	(6,454)
UK Retail Price Index All Items Monthly	Fixed rate of 4.205%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2028	GBP	1,020,000	13,711	—	—	13,711	—
UK Retail Price Index All Items Monthly	Fixed rate of 4.095%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2028	GBP	253,000	2,485	—	—	2,485	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.176%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/07/2028	USD	280,000	5,849	—	—	5,849	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.275%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/28/2028	USD	115,000	2,090	—	—	2,090	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.547%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/03/2028	USD	775,000	9,037	—	—	9,037	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.707%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2029	USD	690,000	697	—	—	697	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.663%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/31/2029	USD	215,000	194	—	—	194	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.342%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	9,937	—	—	9,937	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	340,000	9,572	—	—	9,572	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.427%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	245,162	6,110	—	—	6,110	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.409%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	122,700	3,172	—	—	3,172	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.422%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	125,154	3,152	—	—	3,152	—
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.492%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2029	GBP	120,244	2,616	—	—	2,616	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.369%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2029	GBP	204,740	5,473	—	—	5,473	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.538%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2029	USD	83,000	575	—	—	575	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.499%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/12/2030	USD	260,000	1,111	—	—	1,111	—
Fixed rate of 3.860%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	253,000	(2,692)	—	—	—	(2,692)
Fixed rate of 3.993%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	1,020,000	(13,270)	—	—	—	(13,270)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.584%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/16/2030	USD	171,000	186	—	—	186	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.574%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/17/2030	USD	171,000	246	—	—	246	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.607%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/30/2030	USD	172,000	29	—	—	29	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.428%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	118,167	776	—	—	776	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.429%	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	22,250	148	—	—	148	—
Fixed rate of 2.390%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	04/15/2030	USD	340,000	(2,497)	—	—	—	(2,497)
UK Retail Price Index All Items Monthly	Fixed rate of 3.321%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	160,000	5,017	—	—	5,017	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	155,000	4,658	—	—	4,658	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.407%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	107,296	2,815	—	—	2,815	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.394%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	53,700	1,452	—	—	1,452	—

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.404%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	54,774	1,446	—	—	1,446	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.457%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2030	GBP	52,625	1,224	—	—	1,224	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.702%	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/22/2030	USD	94,000	(359)	—	—	—	(359)
UK Retail Price Index All Items Monthly	Fixed rate of 3.348%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2030	GBP	89,604	2,517	—	—	2,517	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.632%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/09/2030	USD	274,000	(484)	—	—	—	(484)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.333%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/05/2031	USD	220,000	1,726	—	—	1,726	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.312%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2031	USD	200,000	1,984	—	—	1,984	—
Fixed rate of 3.753%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2031	GBP	235,000	(2,412)	—	—	—	(2,412)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.552%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/19/2031	USD	96,154	27	—	—	27	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.639%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/23/2031	USD	192,308	(511)	—	—	—	(511)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.517%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/26/2031	USD	138,000	260	—	—	260	—
U.S. CPI Urban Consumers NSA	Fixed rate of 2.498%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2032	USD	302,500	(75)	—	—	—	(75)
UK Retail Price Index All Items Monthly	Fixed rate of 3.790%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2033	GBP	110,000	(171)	—	—	—	(171)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.460%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2034	USD	232,500	(103)	—	—	—	(103)
UK Retail Price Index All Items Monthly	Fixed rate of 3.670%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2034	GBP	215,000	(1,826)	—	—	—	(1,826)
UK Retail Price Index All Items Monthly	Fixed rate of 3.615%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	175,000	(590)	—	—	—	(590)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.273%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	52,626	(1,277)	—	—	—	(1,277)
Fixed rate of 3.244%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	53,700	(1,458)	—	—	—	(1,458)
Fixed rate of 3.242%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	54,774	(1,500)	—	—	—	(1,500)
Fixed rate of 3.241%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	107,296	(2,951)	—	—	—	(2,951)
Fixed rate of 3.211%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	155,000	(4,730)	—	—	—	(4,730)
Fixed rate of 3.199%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	07/15/2035	GBP	160,000	(5,152)	—	—	—	(5,152)
Fixed rate of 3.203%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/15/2035	GBP	89,604	(2,722)	—	—	—	(2,722)
UK Retail Price Index All Items Monthly	Fixed rate of 3.083%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2036	GBP	355,000	16,382	—	—	16,382	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.448%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2036	GBP	235,000	2,263	—	—	2,263	—
Fixed rate of 2.975%	6-Month EURIBOR	Receives Semi-Annually, Pays Semi-Annually	Goldman Sachs	03/17/2036	EUR	160,000	(1,142)	—	—	—	(1,142)
U.S. CPI Urban Consumers NSA	Fixed rate of 2.358%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/27/2046	USD	115,000	227	—	—	227	—
Fixed rate of 3.132%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2056	GBP	355,000	(17,331)	—	—	—	(17,331)
6-Month EURIBOR	Fixed rate of 3.097%	Receives Semi-Annually, Pays Semi-Annually	Goldman Sachs	03/24/2056	EUR	55,000	14	—	—	14	—
6-Month EURIBOR	Fixed rate of 2.978%	Receives Semi-Annually, Pays Semi-Annually	Goldman Sachs	03/17/2066	EUR	59,000	(572)	—	—	—	(572)
Total							24,735	—	—	161,948	(137,213)

CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – BlackRock Global Inflation-Linked Securities Fund, March 31, 2026 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
6-Month EURIBOR	Euro Interbank Offered Rate	2.475%
SOFR	Secured Overnight Financing Rate	3.630%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	3.300%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	3.260%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $31,169,227, which represents 48.44% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(i)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	20,395	4,185,714	(3,736,784)	4	469,329	(15)	2,456	469,516
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
CTIVP® – BlackRock Global Inflation-Linked Securities Fund  | 2026

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1QT7029_(05/26)